Risk Management and Report (Tables)	12 Months Ended
Dec. 31, 2025
Risk Management and Report [Abstract]
Schedule of Credit Risk Exposure Per Balance Sheet Item, Including Derivatives, Detailed by Both Geographic Region and Industry Sector

The tables below show credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector as of December 31, 2025:

	Chile	United States	England	Brazil	Others	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial assets

Cash and deposits in banks	2,256,651	279,035	7,971	8	47,321	2,590,986

Financial assets held for trading at fair value through profit or loss

Derivative financial instruments
Forwards (*)	220,871	9,347	73,114	—	75,651	378,983
Swaps (**)	683,270	118,530	575,343	—	111,667	1,488,810
Call options	332	—	—	—	—	332
Put options	2,515	—	—	—	—	2,515
Futures	—	—	—	—	—	—
Subtotal	906,988	127,877	648,457	—	187,318	1,870,640

Debt financial instruments
From the Chilean Government and Central Bank	2,798,329	—	—	—	—	2,798,329
Other debt financial instruments issued in Chile	277,354	—	—	—	—	277,354
Financial debt instruments issued Abroad	—	46,019	—	—	—	46,019
Subtotal	3,075,683	46,019	—	—	—	3,121,702

Others financial instruments
Investments in mutual funds	400,222	—	—	—	—	400,222
Equity instruments	619	—	—	—	—	619
Others	616	802	—	—	—	1,418
Subtotal	401,457	802	—	—	—	402,259

Financial assets at fair value through other comprehensive income

Debt financial instruments
From the Chilean Government and Central Bank	1,174,306	—	—	—	—	1,174,306
Other debt financial instruments issued in Chile	2,338,926	—	—	—	—	2,338,926
Financial debt instruments issued Abroad	—	35,739	—	—	—	35,739
Subtotal	3,513,232	35,739	—	—	—	3,548,971

Equity Instruments
Equity instruments issued in Chile	8,744	—	—	—	—	8,744
Equity instruments issued by foreign institutions	—	—	—	—	2,488	2,488
Subtotal	8,744	—	—	—	2,488	11,232

Derivative financial instruments for hedging purposes
Forwards	—	—	—	—	—	—
Swaps	—	7,130	22,584	—	—	29,714
Call Options	—	—	—	—	—	—
Put Options	—	—	—	—	—	—
Futures	—	—	—	—	—	—
Subtotal	—	7,130	22,584	—	—	29,714

Financial assets at amortized cost
Rights by resale agreements	100,643	—	—	—	—	100,643

Debt financial instruments
From the Chilean Government and Central Bank	460,956	—	—	—	—	460,956
Subtotal	460,956	—	—	—	—	460,956

Loans to Banks
Central Bank of Chile	—	—	—	—	—	—
Domestic banks	—	—	—	—	—	—
Foreign banks (***)	—	5,024	—	204,397	190,371	399,792
Subtotal	—	5,024	—	204,397	190,371	399,792

Loans to customers
Commercial loans	19,509,696	—	—	—	39,851	19,549,547
Residential mortgage loans	13,934,469	—	—	—	—	13,934,469
Consumer loans	5,770,298	—	—	—	—	5,770,298
Subtotal	39,214,463	—	—	—	39,851	39,254,314

(*)	Others includes France of Ch$70,734 million, Switzerland of Ch$4,917million.
(**)	Others includes France of Ch$38,116 million, Spain of Ch$26,711 million and Canada of Ch$46,840 million.
(***)	Others includes China of Ch$122,586 million, South Korea of Ch$6,794, Peru of Ch$473 million, Netherlands of Ch$36,303 million, Singapore of Ch$21,658 million and India of Ch$2,557 million.
	Central Bank of Chile	Government	Retail (Individuals)	Financial Services	Trade	Manufacturing	Mining	Electricity, Gas and Water	Agriculture and Livestock	Fishing	Transportation and Telecom	Construction	Services	Others	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and deposits in banks	1,347,525	—	—	1,243,461	—	—	—	—	—	—	—	—	—	—	2,590,986

Financial assets held for trading at fair value through profit or loss
Derivative financial instruments
Forwards	—	—	—	337,437	13,248	6,864	1,297	586	1,437	—	8,506	5,667	3,941	—	378,983
Swaps	—	—	8	1,412,893	2,596	3,106	—	17,419	4,405	33	34,024	2,654	11,672	—	1,488,810
Call Options	—	—	—	58	204	13	—	—	57	—	—	—	—	—	332
Put Options	—	—	—	425	1,866	199	—	—	—	16	—	8	1	—	2,515
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	8	1,750,813	17,914	10,182	1,297	18,005	5,899	49	42,530	8,329	15,614	—	1,870,640

Debt financial instruments
From the Chilean Government and Central Bank	2,388,127	410,202	—	—	—	—	—	—	—	—	—	—	—	—	2,798,329
Other debt financial instruments issued in Chile	—	—	—	277,354	—	—	—	—	—	—	—	—	—	—	277,354
Financial debt instruments issued Abroad	—	46,019	—	—	—	—	—	—	—	—	—	—	—	—	46,019
Subtotal	2,388,127	456,221	—	277,354	—	—	—	—	—	—	—	—	—	—	3,121,702

Others financial instruments
Investments in mutual funds	—	—	—	400,222	—	—	—	—	—	—	—	—	—	—	400,222
Equity instruments	—	—	—	619	—	—	—	—	—	—	—	—	—	—	619
Others	—	—	—	1,418	—	—	—	—	—	—	—	—	—	—	1,418
Subtotal	—	—	—	402,259	—	—	—	—	—	—	—	—	—	—	402,259

Financial assets at fair value through Other Comprehensive Income
Debt financial instruments
From the Chilean Government and Central Bank	—	1,174,306	—	—	—	—	—	—	—	—	—	—	—	—	1,174,306
Other debt financial instruments issued in Chile	—	—	—	2,254,319	6,658	—	—	11,727	38,011	—	—	—	28,211	—	2,338,926
Financial debt instruments issued Abroad	—	—	—	35,739	—	—	—	—	—	—	—	—	—	—	35,739
Subtotal	—	1,174,306	—	2,290,058	6,658	—	—	11,727	38,011	—	—	—	28,211	—	3,548,971

Equity Instruments
Equity instruments issued in Chile	—	—	—	8,744	—	—	—	—	—	—	—	—	—	—	8,744
Equity instruments issued by foreign institutions	—	—	—	2,488	—	—	—	—	—	—	—	—	—	—	2,488
Subtotal	—	—	—	11,232	—	—	—	—	—	—	—	—	—	—	11,232

Derivative financial instruments for hedging purposes
Forwards	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Swaps	—	—	—	29,714	—	—	—	—	—	—	—	—	—	—	29,714
Call Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Put Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	29,714	—	—	—	—	—	—	—	—	—	—	29,714

Financial assets at amortized cost (*)
Rights by resale agreements	—	—	—	98,266	—	—	—	—	—	—	—	—	2,377	—	100,643

Debt financial instruments
From the Chilean Government and Central Bank	—	460,956	—	—	—	—	—	—	—	—	—	—	—	—	460,956
Subtotal	—	460,956	—	—	—	—	—	—	—	—	—	—	—	—	460,956

Loans to Banks
Central Bank of Chile	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Foreign banks	—	—	—	399,792	—	—	—	—	—	—	—	—	—	—	399,792
Subtotal	—	—	—	399,792	—	—	—	—	—	—	—	—	—	—	399,792

(*)	Economic activity of Loans and accounts receivable from customers disclosed in Note No. 11 e).

The tables below show credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector as of December 31, 2024:

	Chile	United States	England	Brazil	Others	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets

Cash and deposits in banks	1,928,373	652,953	20,508	8	97,234	2,699,076

Financial assets held for trading at fair value through profit or loss

Derivative financial instruments
Forwards (*)	161,046	4,215	30,380	—	32,029	227,670
Swaps (**)	927,824	57,428	917,837	—	167,392	2,070,481
Call Options	3,937	—	1,012	—	—	4,949
Put Options	250	—	3	—	—	253
Futures	—	—	—	—	—	—
Subtotal	1,093,057	61,643	949,232	—	199,421	2,303,353

Debt financial instruments
From the Chilean Government and Central Bank	1,495,457	—	—	—	—	1,495,457
Other debt financial instruments issued in Chile	217,948	—	—	—	—	217,948
Financial debt instruments issued Abroad	—	976	—	—	—	976
Subtotal	1,713,405	976	—	—	—	1,714,381

Others financial instruments
Investments in mutual funds	408,121	—	—	—	—	408,121
Equity instruments	1,039	—	—	—	—	1,039
Others	1,930	599	—	—	—	2,529
Subtotal	411,090	599	—	—	—	411,689

Financial assets at fair value through other comprehensive income

Debt financial instruments
From the Chilean Government and Central Bank	660,777	—	—	—	—	660,777
Other debt financial instruments issued in Chile	1,375,630	—	—	—	—	1,375,630
Financial debt instruments issued Abroad	—	51,938	—	—	—	51,938
Subtotal	2,036,407	51,938	—	—	—	2,088,345

Equity Instruments
Equity instruments issued in Chile	7,277	—	—	—	—	7,277
Equity instruments issued by foreign institutions	—	—	—	—	2,215	2,215
Subtotal	7,277	—	—	—	2,215	9,492

Derivative financial instruments for hedging purposes
Forwards	—	—	—	—	—	—
Swaps	—	28,599	40,794	—	4,566	73,959
Call Options	—	—	—	—	—	—
Put Options	—	—	—	—	—	—
Futures	—	—	—	—	—	—
Subtotal	—	28,599	40,794	—	4,566	73,959

Financial assets at amortized cost
Rights by resale agreements	87,291	—	—	—	—	87,291

Debt financial instruments
From the Chilean Government and Central Bank	944,109	—	—	—	—	944,109
Subtotal	944,109	—	—	—	—	944,109

Loans to Banks
Central Bank of Chile	—	—	—	—	—	—
Domestic banks	300,042	—	—	—	—	300,042
Foreign Banks (***)	—	—	—	269,191	98,470	367,661
Subtotal	300,042	—	—	269,191	98,470	667,703

Loans to customers, net
Commercial loans	20,028,110	—	—	—	119,870	20,147,980
Residential mortgage loans	13,233,327	—	—	—	—	13,233,327
Consumer loans	5,554,989	—	—	—	—	5,554,989
Subtotal	38,816,426	—	—	—	119,870	38,936,296

(*)	Others includes France of Ch$28,892 million, Spain of Ch$2,313 million, Switzerland of Ch$765 million and Belgium of Ch$59 million.
(**)	Others includes France of Ch$43,194 million, Spain of Ch$31,437 million and Canada of Ch$92,761 million.
(***)	Others includes China of Ch$32,260 million, Netherlands of Ch$26,931 million, Switzerland of Ch$24,665 million and Singapore of Ch$14,614 million.
	Central Bank of Chile	Government	Retail (Individuals)	Financial Services	Trade	Manufacturing	Mining	Electricity, Gas and Water	Agriculture and Livestock	Fishing	Transportation and Telecom	Construction	Services	Others	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and deposits in banks	1,036,476	—	—	1,662,600	—	—	—	—	—	—	—	—	—	—	2,699,076

Financial assets held for trading at fair value through profit or loss
Derivative financial instruments
Forwards	—	—	—	199,429	3,890	13,094	200	2,394	5,024	315	1,183	638	1,503	—	227,670
Swaps	—	—	—	1,972,003	1,079	7,970	—	13,947	23,613	1,756	37,459	7,758	4,896	—	2,070,481
Call Options	—	—	—	1,182	1,036	1,159	—	—	1,483	—	76	—	13	—	4,949
Put Options	—	—	—	90	137	26	—	—	—	—	—	—	—	—	253
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	2,172,704	6,142	22,249	200	16,341	30,120	2,071	38,718	8,396	6,412	—	2,303,353

Debt financial instruments
From the Chilean Government and Central Bank	1,217,317	278,140	—	—	—	—	—	—	—	—	—	—	—	—	1,495,457
Other debt financial instruments issued in Chile	—	—	—	217,948	—	—	—	—	—	—	—	—	—	—	217,948
Financial debt instruments issued Abroad	—	—	—	976	—	—	—	—	—	—	—	—	—	—	976
Subtotal	1,217,317	278,140	—	218,924	—	—	—	—	—	—	—	—	—	—	1,714,381

Others financial instruments
Investments in mutual funds	—	—	—	408,121	—	—	—	—	—	—	—	—	—	—	408,121
Equity instruments	—	—	—	1,039	—	—	—	—	—	—	—	—	—	—	1,039
Others	—	—	—	2,529	—	—	—	—	—	—	—	—	—	—	2,529
Subtotal	—	—	—	411,689	—	—	—	—	—	—	—	—	—	—	411,689

Financial assets at fair value through Other Comprehensive Income
Debt Financial Instruments
From the Chilean Government and Central Bank	—	660,777	—	—	—	—	—	—	—	—	—	—	—	—	660,777
Other debt financial instruments issued in Chile	—	—	—	1,342,558	5,202	—	—	11,315	11,503	—	5,052	—	—	—	1,375,630
Financial debt instruments issued Abroad	—	—	—	51,938	—	—	—	—	—	—	—	—	—	—	51,938
Subtotal	—	660,777	—	1,394,496	5,202	—	—	11,315	11,503	—	5,052	—	—	—	2,088,345

Equity Instruments
Equity instruments issued in Chile	—	—	—	7,277	—	—	—	—	—	—	—	—	—	—	7,277
Equity instruments issued by foreign institutions	—	—	—	2,215	—	—	—	—	—	—	—	—	—	—	2,215
Subtotal	—	—	—	9,492	—	—	—	—	—	—	—	—	—	—	9,492

Derivative financial instruments for hedging purposes
Forwards	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Swaps	—	—	—	73,959	—	—	—	—	—	—	—	—	—	—	73,959
Call Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Put Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	73,959	—	—	—	—	—	—	—	—	—	—	73,959

Financial assets at amortized cost (*)
Rights by resale agreements	—	—	—	82,505	—	—	—	—	—	—	—	—	4,786	—	87,291

Debt financial instruments
From the Chilean Government and Central Bank	—	944,109	—	—	—	—	—	—	—	—	—	—	—	—	944,109
Subtotal	—	944,109	—	—	—	—	—	—	—	—	—	—	—	—	944,109

Loans to Banks
Central Bank of Chile	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Domestic banks	—	—	—	300,042	—	—	—	—	—	—	—	—	—	—	300,042
Foreign banks	—	—	—	367,661	—	—	—	—	—	—	—	—	—	—	367,661
Subtotal	—	—	—	667,703	—	—	—	—	—	—	—	—	—	—	667,703

(*)	Economic activity of Loans and accounts receivable from customers disclosed in Note No. 11 e).

Schedule of Guarantees Values

The following table contains guarantees values as of December 31, 2025 and 2024:

		Fair value of collateral and credit enhancements held as of December 31, 2025
Loans to customers:	Maximum exposure to credit risk	Mortgages	Pledge	Securities	Warrants	Net collateral	Net exposure
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans to corporations	14,661,553	3,943,491	132,773	471,893	3,086	4,551,243	10,110,310
Loans to small business	4,887,994	3,465,683	15,860	10,592	—	3,492,135	1,395,859
Consumer lending	5,770,298	367,490	439	2,361	—	370,290	5,400,008
Mortgage lending	13,934,469	13,457,848	63	—	—	13,457,911	476,558
Total	39,254,314	21,234,512	149,135	484,846	3,086	21,871,579	17,382,735

		Fair value of collateral and credit enhancements held as of December 31, 2024
Loans to customers:	Maximum exposure to credit risk	Mortgages	Pledge	Securities	Warrants	Net collateral	Net exposure
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans to corporations	15,288,676	3,985,392	137,504	559,132	1,345	4,683,373	10,605,303
Loans to small business	4,859,304	3,465,474	14,464	10,240	—	3,490,178	1,369,126
Consumer lending	5,554,989	387,195	552	2,500	—	390,247	5,164,742
Mortgage lending	13,233,327	12,711,594	120	—	—	12,711,714	521,613
Total	38,936,296	20,549,655	152,640	571,872	1,345	21,275,512	17,660,784

Schedule of Impaired Portfolio

The detail of the past due but not impaired portfolio is as follows:

	Past due but not impaired(*)
As of December 31,	Neither past due nor impaired	Up to 30 days	Over 30 days and up to 60 days	Over 60 days and up to 90 days	Over 90 days	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
2025	36,628,529	875,025	242,698	75,804	—	37,822,056
2024	36,465,961	837,539	207,800	70,974	498	37,582,772

(*)	These amounts include the past due portion and the remaining balance of loans in default.

Schedule of Book Value of Loans with Renegotiated Terms

The table below provides the detail of the carrying amounts of loans with renegotiated terms by financial asset class:

	2025	2024
Financial assets	MCh$	MCh$
Loans to Banks
Domestic banks	—	—
Foreign banks	—	—
Subtotal	—	—
Loans to Customers at amortized cost
Commercial loans	504,756	484,156
Residential mortgage loans	322,610	299,599
Consumer loans	365,996	369,183
Subtotal	1,193,362	1,152,938
Total renegotiated financial assets	1,193,362	1,152,938

Schedule of Amortized Costs and Net Loss of Modified Financial Assets

The table below includes Stage 2 and 3 assets that were modified and, therefore, treated as forborne during the 2025 period, with the related modification loss suffered by the Bank.

2025
MCh$
Amortized costs of financial assets modified during the period	492,329
Net modification loss	91,951

Schedule of Gross Carrying Amount Previously Modified Financial Assets

The table below shows the gross carrying amount of previously modified financial assets for which loss allowances has changed to 12 month Expected Credit Losses (12mECL) measurement during the 2025 period:

	December 31, 2025
	Post modification		Pre-modification
	Gross carrying amount	Corresponding ECL	Gross carrying amount	Corresponding ECL
	MCh$	MCh$	MCh$	MCh$
Facilities that have cured since modification and are now measured using 12mECLs (Stage 1)	40,095	2,149	40,802	11,743
Facilities that reverted to (Stage 2/3) lifetime ECLs having once cured	19,214	4,735	19,143	1,807

Schedule of credit limit granted to debtors

Below are detailed the figures for compliance with the credit limit granted to debtors related to the ownership or management of the Bank and subsidiaries, in accordance with the Article 84 No. 2 of the General Banking Law, which establishes that in no case the total of these credits may exceed the amount of its Total or Regulatory Capital:

	December 2025	December 2024
	MCh$	MCh$
Total related debt	571,097	579,923
Consolidated Total or Regulatory Capital	7,115,175	6,955,292
Limit used %	8.03%	8.34%

Schedule of use of MAR

The use of December within 2025 is shown below (LCCY = local currency; FCCY = foreign currency):

	MAR LCCY + FCCY BCh$		MAR FCCY MUS$
	1 – 30 days	1 – 90 days		1 –30 days
Maximum	2,693	4,922	Maximum	1,613
Minimum	604	2,743	Minimum	(71)
Average	1,550	3,896	Average	718

Schedule of use of Cross Currency Funding	The use of Cross Currency Funding within year 2025 is illustrated below:
Cross Currency Funding
MUS$

Maximum	3,635
Minimum	604
Average	2,167

Schedule of Financial Ratios

The evolution over time of the statement of financial ratios of the Bank is monitored in order to detect structural changes in the characteristics of the balance sheet, such as those presented in the following table and whose relevant values of use during the year 2025 are shown below:

	Funding Financial Counterparties / Assets	Deposits/ Loans

Maximum	39%	65%
Minimum	36%	60%
Average	38%	62%

Schedules for Calculation of C46 Regulatory Information

The levels of use of this index during the year 2025 are shown illustrated below:

	Adjusted C46 CCY and FCCY as part of Basic Capital		Adjusted C46 FCCY as part of Basic Capital
	1 – 30 days	1 – 90 days	1 – 30 days

Maximum	0.21	0.20	0.28
Minimum	(0.14)	(0.23)	0.08
Average	0.01	(0.01)	0.21
Regulatory Limit	N/A	N/A	1.0

Schedules of Consolidated Term Liquidity

The consolidated term liquidity gap is presented below:

CONSOLIDATED CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days

Cash flow receivable (assets) and income	9,350,866	12,579,070	14,315,907	17,529,813
Cash flow payable (liabilities) and expenses	20,617,686	23,047,061	26,450,839	30,298,214
Liquidity Gap	11,266,820	10,467,991	12,134,932	12,768,401

FOREIGN CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days

Cash flow receivable (assets) and income	693,213	979,445	968,538	1,065,862
Cash flow payable (liabilities) and expenses	2,430,507	2,876,839	3,354,715	4,273,320
Liquidity Gap	1,737,294	1,897,394	2,386,177	3,207,458

Limits:
One time capital			5,644,125
AVAILABLE MARGIN (*)			3,257,948

*	In the limit up to 30 days, in foreign currency, the Bank has an available margin of Ch$3,257,948,417,020.
CONSOLIDATED CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days

Cash flow receivable (assets) and income	9,018,516	11,843,584	13,043,834	15,347,579
Cash flow payable (liabilities) and expenses	10,353,960	11,335,132	12,788,552	15,093,532
Liquidity Gap	1,335,444	(508,452)	(255,282)	(254,047)
FOREIGN CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days

Cash flow receivable (assets) and income	614,569	782,091	630,860	455,073
Cash flow payable (liabilities) and expenses	1,505,842	1,863,222	2,215,868	3,043,949
Liquidity Gap	891,273	1,081,131	1,585,008	2,588,876

Limits:
One time capital			5,644,125
AVAILABLE MARGIN (*)			4,059,117
(*)	By transitory disposition of the Central Bank of Chile, in Chapter III.B.2.1 of the Compendium of Accounting Standards for Banks, this limit will gradually increase until reaching 1.0 in January 2026.
(*)	Amounts shown here are different from those reported in the liabilities report, which is part of the liquidity analysis, due to differences in the treatment of mortgage bonds issued by the Bank in both reports.

Schedule of Evolution of the LCR and NSFR	The evolution of the LCR and NSFR metrics during the year 2025 are shown below:
	LCR	NSFR

Maximum	2.13	1.22
Minimum	1.82	1.17
Average	1.97	1.19
Regulatory Limit	1.00	0.9	(*)

(*)	By transitory disposition of the Central Bank of Chile, in Chapter III.B.2.1 of the Compendium of Accounting Standards for Banks, this limit will gradually increase until reaching 1.0 in January 2026.

Schedule of Contractual Maturity Profile of the Financial Liabilities

The contractual maturity profile of the financial liabilities of Banco de Chile and its subsidiaries (consolidated basis), to December 2025 and 2024, is as follows:

	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2025
Transactions in the course of payment	564,172	—	—	—	—	—	564,172
Full delivery derivative transactions	490,271	369,130	724,294	1,153,074	1,027,445	1,247,938	5,012,152
Financial liabilities at amortized cost
Current accounts and other demand deposits	14,498,196	—	—	—	—	—	14,498,196
Time deposits and saving accounts	9,316,902	2,897,857	1,813,808	6,587	793	646	14,036,593
Obligations by repurchase agreements	287,110	—	—	—	—	—	287,110
Borrowings from financial institutions	64,372	318,830	778,352	135,060	—	—	1,296,614
Debt financial instruments issued (all currencies)	18,708	370,475	1,289,167	3,015,473	2,119,402	5,738,729	12,551,954
Other financial obligations	367,323	—	—	—	—	—	367,323
Financial instruments of regulatory capital issued (subordinated bonds)	3,247	—	46,655	92,486	89,240	1,149,624	1,381,252
Total (excluding non-delivery derivative transactions)	25,610,301	3,956,292	4,652,276	4,402,680	3,236,880	8,136,937	49,995,366

Non-delivery derivative transactions	479,836	675,990	775,896	1,529,409	1,014,770	2,214,460	6,690,361

	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2024
Transactions in the course of payment	283,605	—	—	—	—	—	283,605
Full delivery derivative transactions	728,329	328,138	972,304	1,202,183	861,833	1,490,511	5,583,298
Financial liabilities at amortized cost
Current accounts and other demand deposits	14,263,303	—	—	—	—	—	14,263,303
Time deposits and saving accounts	9,437,781	2,670,440	2,138,233	56,593	450	562	14,304,059
Obligations by repurchase agreements	109,280	66	527	—	—	—	109,873
Borrowings from financial institutions	22,207	159,438	921,822	—	—	—	1,103,467
Debt financial instruments issued (all currencies)	13,893	158,375	1,178,285	2,983,446	2,328,034	4,472,111	11,134,144
Other financial obligations	284,479	—	—	—	—	—	284,479
Financial instruments of regulatory capital issued (subordinated bonds)	3,140	—	48,654	92,974	89,437	1,153,294	1,387,499
Total (excluding non-delivery derivative transactions)	25,146,017	3,316,457	5,259,825	4,335,196	3,279,754	7,116,478	48,453,727

Non-delivery derivative transactions	153,172	399,612	1,201,809	1,385,711	894,295	1,912,040	5,946,639

Schedule of Use of Var	The use of VaR within the year 2025 is shown below:
Value-at-Risk 99% one-day confidence level
MCh$

Maximum	1,906
Minimum	516
Average	1,117

Schedule of Use of Ear	The use of EaR within the year 2025 is shown below:
12- months Earnings-at-Risk 99% confidence level 3 months closing period
MCh$

Maximum	228,919
Minimum	165,929
Average	203,729

Schedule of Interest Rate Cash-Flows of the Banking Book

The following table illustrates the interest rate cash-flows of the Banking Book, considering the interest rate repricing dates on an individual basis, as of December 31, 2025 and 2024:

	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets as of December 31, 2025
Cash and deposits in banks	2,574,653	—	—	—	—	—	2,574,653
Transactions in the course of collection	398,870	—	—	—	—	—	398,870
Financial assets at fair value through other comprehensive income:
Debt financial instruments	122,687	364,977	1,694,489	1,037,150	177,600	151,991	3,548,894
Derivative financial instruments for hedging purposes	1,530	7,885	40,255	564,015	298,745	1,057,656	1,970,086
Financial assets at amortized cost:
Rights by resale agreements	57,023	—	—	—	—	—	57,023
Debt financial instruments	—	14,089	7,859	162,583	321,295	—	505,826
Loans to Banks	186,284	8,892	208,407	—	—	—	403,583
Loans to customers, net	5,578,003	2,465,737	8,212,752	8,924,482	5,793,296	16,143,007	47,117,277
Total Assets	8,919,050	2,861,580	10,163,762	10,688,230	6,590,936	17,352,654	56,576,212

	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets as of December 31, 2024
Cash and deposits in banks	2,677,676	—	—	—	—	—	2,677,676
Transactions in the course of collection	382,677	—	—	—	—	—	382,677
Financial assets at fair value through other comprehensive income:
Debt financial instruments	143,990	272,612	867,605	490,101	217,174	96,808	2,088,290
Derivative financial instruments for hedging purposes	747	8,544	311,890	442,555	337,594	893,516	1,994,846
Financial assets at amortized cost:
Rights by resale agreements	—	—	—	—	—	—	—
Debt financial instruments	—	25,951	11,478	500,385	159,001	306,586	1,003,401
Loans to Banks	398,595	58,098	216,769	—	—	—	673,462
Loans to customers, net	5,417,405	3,126,005	8,684,037	8,875,282	5,369,386	15,070,223	46,542,338
Total Assets	9,021,090	3,491,210	10,091,779	10,308,323	6,083,155	16,367,133	55,362,690
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2025
Transactions in the course of payment	571,023	—	—	—	—	—	571,023
Derivative financial instruments for hedging purposes	2,252	2,021	29,606	535,849	354,597	1,481,648	2,405,973
Financial liabilities at amortized cost
Current accounts and other demand deposits	14,526,894	—	—	—	—	—	14,526,894
Time deposits and saving accounts	9,316,902	2,897,857	1,813,808	6,587	793	646	14,036,593
Obligations by repurchase agreements	43,509	—	—	—	—	—	43,509
Borrowings from financial institutions	64,372	318,830	778,352	135,060	—	—	1,296,614
Debt financial instruments issued (*)	18,708	370,475	1,289,167	3,015,473	2,119,402	5,738,729	12,551,954
Financial instruments of regulatory capital issued (subordinated bonds)	363,649	—	—	—	—	—	363,649
Other liabilities	3,247	—	46,655	92,486	89,240	1,149,624	1,381,252
Total liabilities	24,910,556	3,589,183	3,957,588	3,785,455	2,564,032	8,370,647	47,177,461

	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2024
Transactions in the course of payment	297,983	—	—	—	—	—	297,983
Derivative financial instruments for hedging purposes	1,588	2,755	303,336	381,790	343,096	1,133,338	2,165,903
Financial liabilities at amortized cost
Current accounts and other demand deposits	14,287,507	—	—	—	—	—	14,287,507
Time deposits and saving accounts	9,437,781	2,670,440	2,138,233	56,593	450	562	14,304,059
Obligations by repurchase agreements	9,984	—	—	—	—	—	9,984
Borrowings from financial institutions	21,222	159,438	921,822	—	—	—	1,102,482
Debt financial instruments issued (*)	13,893	158,375	1,178,285	2,983,446	2,328,034	4,472,111	11,134,144
Financial instruments of regulatory capital issued (subordinated bonds)	284,479	—	—	—	—	—	284,479
Other liabilities	3,140	—	48,654	92,974	89,437	1,153,294	1,387,499
Total liabilities	24,357,577	2,991,008	4,590,330	3,514,803	2,761,017	6,759,305	44,974,040

(*)	Amounts shown here are different from those reported in the liabilities report, which is part of the liquidity analysis, due to differences in the treatment of mortgage bonds issued by the Bank in both reports.

Schedule of Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book

The directions or signs of these fluctuations related to those that generate the most adverse impact in the aggregate level.

Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book
	CLP Derivatives (bps)	CLP Bonds (bps)	CLF Derivatives (bps)	CLF Bonds (bps)	USD Offshore SOFR Derivatives (bps)	Spread USD On/Off Derivatives (bps)
Lower than 1 year	8	89	126	60	34	(65)
Higher than 1 year	(13)	126	(24)	111	33	(23)
Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio
	CLP Bonds (bps)	CLF Bonds (bps)	USD Offshore Derivatives SOFR (bps)	Spread USD On/Off Derivatives (bps)
Lower than 1 year	151	232	(13)	(71)
Higher than 1 year	142	249	6	(30)

Schedule of Potential Profit and Loss Impact on Trading Book

The worst impact on the Bank’s Trading Book as of December 31, 2025, as a result of the simulation process described above, is as follows:

Most Adverse Stress Scenario P&L Impact Trading Book (MCh$)
CLP Interest Rate	(13,347)
Derivatives	100
Debt instruments	(13,447)
CLF Interest Rate	(1,890)
Derivatives	(823)
Debt instruments	(1,067)
Interest rate US SOFR	(2,960)
SOFR/CAM interest rate spread	(1,247)
Total Interest rates	(19,444)
Banking spread	—
Total FX and FX Options	(474)
Total	(19,918)

Schedule of Impact on the Banking Book

The impact on the Banking Book as of December 31, 2025, which does not necessarily mean a net loss (gain) but a lower (higher) net income from funds generation (resulting in the generation of the net interest rate), is shown below:

Most Adverse Stress Scenario 12-Month Revenue Accrual Book (MCh$)
Impact by Base Interest Rate shocks	(262,853)
Impact due to Spreads Shocks	(20,924)
Higher / (Lower) Net revenues	(283,777)

Schedule of Potential Profit and Loss Impact on FVOCI portfolio

The worst impact on the Bank’s FVTOCI portfolio as of December 31, 2025, because of the simulation process described above, is as follows:

Most Adverse Stress Scenario P&L Impact FVOCI portfolio (MCh$)
CLP Debt Instrument	(45,843)
CLF Debt Instrument	(80,393)
Interest rate US SOFR	11
Banking spread	(4,515)
Corporative spread	1,719
Total	(129,021)

Schedule of Contracts Susceptible to Offset

Below are detail the contracts susceptible to offset:

	Fair Value		Contracts with a negative fair value with right to offset		Contracts with positive fair value with right to offset		Financial guarantee		Net fair value
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Derivative financial assets	1,900,354	2,377,312	(715,643)	(817,430)	(839,686)	(1,103,430)	(172,966)	(169,344)	172,059	287,108

Derivative financial liabilities	2,377,282	2,585,761	(715,643)	(817,430)	(839,686)	(1,103,430)	(456,594)	(334,897)	365,359	330,004